Segment Information (Tables)	12 Months Ended
Mar. 31, 2026
Segment Information [Abstract]
Schedule of Significant Segment Expenses and Other Segment	The following table presents the significant segment expenses and other segment items regularly reviewed by our CODM:

Year ended March 31, 2026	Facilities Services	Robotic	Total
Revenue	$77,997	$12	$78,009
Employee benefit expense, net of government subsidies	(55,020)	(5)	(55,025)
Other direct cost to revenue	(9,518)	(152)	(9,670)
Segment gross profit/ (loss)	$13,458	$(145)	$13,314

Significant Segment Expense
Sales and marketing expenses	(50)	(374)	(424)
General and Administrative	(7,713)	(1,476)	(9,189)
Other operating income/ (expense), net	424	(70)	354

Research and development (including employee benefit expense)	-	(414)	(414)

Segment profit/ (loss)	$6,119	$(2,479)	$3,641

Unallocated expenses
Marketing expenses, General and Administrative			(5,273)
Other operating expense, net			(297)
Interest expense			(672)
Income tax benefit			(366)
Net Loss			$(2,967)

Year ended March 31, 2025	2025
Revenue	$74,349
Employee benefit expense, net of government subsidies	(56,498)
Other direct cost to revenue	(8,318)
Sales and marketing expenses	(2,007)
Consulting and professional fees	(2,319)
Goodwill impairment	(291)
Share based compensation	(1,768)
Other cost and expenses, net	(4,885)
Other operating (expense) income, net	(27)
Income tax (expense) benefit	(456)
Net Loss	$(2,220)